Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay and the Compensation Committee did not consider the disclosure below in making its pay decisions for any of the years shown. For further information regarding our compensation, refer to “Compensation Discussion and Analysis.”
Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below. The Company does not use any financial performance measures to link CAP to Company performance. Consequently, no “Company Selected Measure” is included in the table below.

Year	Summary Compensation Table Total for our PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return (“TSR”)(4) ($)	Value of Initial Fixed $100 Investment Based On Peer Group TSR(5) ($)	Net Income (Loss) (in thousands)(6) ($)
2025	6,986,410	9,126,943	2,626,044	6,899,114	261.70	136.72	(299,615)
2024	5,648,201	31,241,665	5,047,863	8,683,305	218.55	103.27	(152,148)
2023	3,429,733	1,986,784	1,391,247	1,437,499	79.48	104.70	(95,990)

(1)	The following individuals are our PEO and other Non-PEO NEOs for each fiscal year

Year	PEO	Non-PEO NEOs
2025	Marshall Fordyce, M.D.	Sean Grant David Johnson Robert Brenner, M.D. William Turner
2024	Marshall Fordyce, M.D.	Robert Brenner, M.D. Jason Carter
2023	Marshall Fordyce, M.D.	Sean Grant Cecilia Lin, M.D.

(2)
Represents the amount of total compensation reported for Marshall Fordyce, M.D. (our Chief Executive Officer) and the average total compensation for our Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables—Summary Compensation Table.”

(3)
Represents the amount of CAP to Marshall Fordyce, M.D. and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation amounts reported in the Summary Compensation Table for each fiscal year to determine the CAP:

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	CAP ($)
2025	PEO	6,986,410	(5,772,010)	8,400,891	2,180,280	692,706	(3,361,334)	9,126,943
	Average Non-PEO NEOs	2,626,044	(1,844,184)	2,684,123	2,717,473	221,328	494,330	6,899,114
2024	PEO	5,648,201	(4,622,751)	10,534,255	6,681,577	2,107,029	10,893,354	31,241,665
	Average Non-PEO NEOs	5,047,863	(4,598,262)	8,233,704	—	—	—	8,683,305
2023	PEO	3,429,733	(2,519,595)	4,152,563	(1,592,727)	897,375	(2,380,565)	1,986,784
	Average Non-PEO NEOs	1,391,247	(839,865)	1,384,194	(381,121)	299,120	(416,075)	1,437,499

*
In calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
For the relevant fiscal year, the TSR reflected in this column represents the cumulative TSR of our common stock at the end of each fiscal year. In each case, we assume an initial investment of $100 on December 31, 2022.

(5)
For the year ended December 31, 2025, the TSR reflected in this column represents the cumulative TSR of the Nasdaq Biotechnology Index at the end of each fiscal year. In each case, we assume an initial investment of $100 on December 31, 2022. The Company qualified as a “smaller reporting company” for our fiscal year ended December 31, 2023 and 2024 and therefore included the scaled disclosure for these years.

(6)	The dollar amounts reported represent the amount of Net Income (Loss) reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	does not use any financial performance measures
Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other Non-PEO NEOs for each fiscal year

Year	PEO	Non-PEO NEOs
2025	Marshall Fordyce, M.D.	Sean Grant David Johnson Robert Brenner, M.D. William Turner
2024	Marshall Fordyce, M.D.	Robert Brenner, M.D. Jason Carter
2023	Marshall Fordyce, M.D.	Sean Grant Cecilia Lin, M.D.

Peer Group Issuers, Footnote
(5)
For the year ended December 31, 2025, the TSR reflected in this column represents the cumulative TSR of the Nasdaq Biotechnology Index at the end of each fiscal year. In each case, we assume an initial investment of $100 on December 31, 2022. The Company qualified as a “smaller reporting company” for our fiscal year ended December 31, 2023 and 2024 and therefore included the scaled disclosure for these years.

PEO Total Compensation Amount	$ 6,986,410	$ 5,648,201	$ 3,429,733
PEO Actually Paid Compensation Amount	$ 9,126,943	31,241,665	1,986,784
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Marshall Fordyce, M.D. and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation amounts reported in the Summary Compensation Table for each fiscal year to determine the CAP:

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	CAP ($)
2025	PEO	6,986,410	(5,772,010)	8,400,891	2,180,280	692,706	(3,361,334)	9,126,943
	Average Non-PEO NEOs	2,626,044	(1,844,184)	2,684,123	2,717,473	221,328	494,330	6,899,114
2024	PEO	5,648,201	(4,622,751)	10,534,255	6,681,577	2,107,029	10,893,354	31,241,665
	Average Non-PEO NEOs	5,047,863	(4,598,262)	8,233,704	—	—	—	8,683,305
2023	PEO	3,429,733	(2,519,595)	4,152,563	(1,592,727)	897,375	(2,380,565)	1,986,784
	Average Non-PEO NEOs	1,391,247	(839,865)	1,384,194	(381,121)	299,120	(416,075)	1,437,499

*
In calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,626,044	5,047,863	1,391,247
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,899,114	8,683,305	1,437,499
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Marshall Fordyce, M.D. and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation amounts reported in the Summary Compensation Table for each fiscal year to determine the CAP:

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	CAP ($)
2025	PEO	6,986,410	(5,772,010)	8,400,891	2,180,280	692,706	(3,361,334)	9,126,943
	Average Non-PEO NEOs	2,626,044	(1,844,184)	2,684,123	2,717,473	221,328	494,330	6,899,114
2024	PEO	5,648,201	(4,622,751)	10,534,255	6,681,577	2,107,029	10,893,354	31,241,665
	Average Non-PEO NEOs	5,047,863	(4,598,262)	8,233,704	—	—	—	8,683,305
2023	PEO	3,429,733	(2,519,595)	4,152,563	(1,592,727)	897,375	(2,380,565)	1,986,784
	Average Non-PEO NEOs	1,391,247	(839,865)	1,384,194	(381,121)	299,120	(416,075)	1,437,499

*
In calculating the CAP amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The graph below shows the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
CAP and Net Income (Loss)
The graph below shows the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs, on the one hand, to the Company’s Net Income (Loss) over the three years presented in the table, on the other.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company’s four-year cumulative TSR to the four-year cumulative TSR of the companies in the Nasdaq Biotechnology Index.

Tabular List, Table
Tabular List of Financial Performance Metrics
The Company’s executive compensation program is designed to incentivize our NEOs to advance the Company’s clinical and operational priorities and increase the long-term value of our enterprise for our stockholders. The Company does not currently use any financial performance measures to link compensation actually paid to our NEOs to the Company’s performance. However, the most important performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Advancing atacicept towards U.S. approval in IgAN;
•	Preparing for successful U.S. launch of atacicept in IgAN; and
•	Advancing lifecycle management and broader portfolio.

Total Shareholder Return Amount	$ 261.7	218.55	79.48
Peer Group Total Shareholder Return Amount	136.72	103.27	104.7
Net Income (Loss)	$ (299,615,000)	$ (152,148,000)	$ (95,990,000)
PEO Name	Marshall Fordyce, M.D.	Marshall Fordyce, M.D.	Marshall Fordyce, M.D.
Measure:: 1
Pay vs Performance Disclosure
Name	Advancing atacicept towards U.S. approval in IgAN
Measure:: 2
Pay vs Performance Disclosure
Name	Preparing for successful U.S. launch of atacicept in IgAN
Measure:: 3
Pay vs Performance Disclosure
Name	Advancing lifecycle management and broader portfolio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,772,010)	$ (4,622,751)	$ (2,519,595)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,400,891	10,534,255	4,152,563
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,280	6,681,577	(1,592,727)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	692,706	2,107,029	897,375
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,361,334)	10,893,354	(2,380,565)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,844,184)	(4,598,262)	(839,865)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,684,123	8,233,704	1,384,194
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,717,473	0	(381,121)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,328	0	299,120
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 494,330	$ 0	$ (416,075)